NXC
Nuveen California Select Tax-Free Income Portfolio
Portfolio of Investments    June 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 99.2%
	MUNICIPAL BONDS – 99.2%
	Consumer Staples – 2.8%
$20	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A, 4.000%, 6/01/49	6/30 at 100.00	BBB+	$21,902
1,095	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B-	1,128,255
100	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.250%, 6/01/47	6/22 at 100.00	N/R	101,738
1,500	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 5.500%, 6/01/45	7/20 at 100.00	B-	1,500,330
2,715	Total Consumer Staples			2,752,225
	Education and Civic Organizations – 1.2%
550	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A, 5.250%, 8/01/42	8/22 at 100.00	BB	557,651
160	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education?Multiple Projects, Series 2014A, 7.250%, 6/01/43	6/22 at 102.00	N/R	173,782
60	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016A, 5.000%, 7/01/46, 144A	7/25 at 100.00	BBB	65,291
385	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016C, 5.000%, 7/01/46	7/25 at 101.00	BBB	422,257
1,155	Total Education and Civic Organizations			1,218,981
	Health Care – 10.0%
1,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B, 5.000%, 11/15/46	11/26 at 100.00	A+	1,174,290
1,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48	11/27 at 100.00	A+	1,197,450
2,500	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2016A, 5.000%, 11/15/41	11/25 at 100.00	A+	2,898,850
1,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2018A, 5.000%, 11/15/48	11/27 at 100.00	A+	1,197,450
115	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Series 2014A, 5.000%, 8/15/43	8/24 at 100.00	AA-	128,223
70	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2014A, 5.000%, 10/01/38	10/24 at 100.00	AA-	79,453
255	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2014B, 5.000%, 10/01/44	10/24 at 100.00	AA-	288,323
235	California Health Facilities Financing Authority, Revenue Bonds, Rady Children's Hospital - San Diego, Series 2011, 5.250%, 8/15/41	8/21 at 100.00	AA	245,154

NXC	Nuveen California Select Tax-Free Income Portfolio (continued)
Portfolio of Investments June 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$35	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	Baa2	$39,669
130	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A, 5.250%, 11/01/41	11/26 at 100.00	BBB-	144,431
350	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/34	12/24 at 100.00	BB	380,989
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
825	5.000%, 12/01/46, 144A	6/26 at 100.00	BB	889,400
540	5.250%, 12/01/56, 144A	6/26 at 100.00	BB	581,634
670	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011, 7.500%, 12/01/41	12/21 at 100.00	BB	709,255
8,725	Total Health Care			9,954,571
	Housing/Multifamily – 2.1%
750	California Community Housing Agency, California, Essential Housing Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%, 2/01/50, 144A	2/30 at 100.00	N/R	807,937
645	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2019-2, 4.000%, 3/20/33	No Opt. Call	BBB+	692,620
94	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series2019-1, 4.250%, 1/15/35	No Opt. Call	BBB+	102,672
	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Senior Series 2014A:
25	5.250%, 8/15/39	8/24 at 100.00	BBB+	27,520
65	5.250%, 8/15/49	8/24 at 100.00	BBB+	70,968
395	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012A, 5.500%, 8/15/47	8/22 at 100.00	BBB	415,137
1,974	Total Housing/Multifamily			2,116,854
	Tax Obligation/General – 23.2%
1,000	California State, General Obligation Bonds, Various Purpose Refunding Series 2015, 5.000%, 8/01/34	8/25 at 100.00	Aa2	1,187,630
1,965	California State, General Obligation Bonds, Various Purpose Series 2011, 5.000%, 10/01/41	10/21 at 100.00	Aa2	2,068,123
2,000	California State, General Obligation Bonds, Various Purpose Series 2012, 5.250%, 4/01/35	4/22 at 100.00	Aa2	2,152,640
1,000	Chaffey Joint Union High School District, San Bernardino County, California, General Obligation Bonds, Election 2012 Series 2019D, 4.000%, 8/01/49	8/28 at 100.00	Aa1	1,145,580
1,000	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2008 Series 2018B-1, 5.250%, 7/01/42	1/28 at 100.00	AA+	1,242,420
7,575	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital Appreciation, Election 2004 Series 2010A, 0.000%, 8/01/34	No Opt. Call	A2	5,452,561
1,000	San Benito High School District, San Benito and Santa Clara Counties, California, General Obligation Bonds, 2016 Election Series 2017, 5.250%, 8/01/46	8/27 at 100.00	Aa3	1,223,690
8,075	San Bernardino Community College District, California, General Obligation Bonds, Election of 2008 Series 2009B, 0.000%, 8/01/44	No Opt. Call	Aa1	4,006,734

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$2,050	San Mateo County Community College District, California, General Obligation Bonds, Election 2014 Series 2018B, 5.000%, 9/01/45	9/28 at 100.00	AAA	$2,536,998
2,000	West Hills Community College District, California, General Obligation Bonds, School Facilities Improvement District 3, 2008 Election Series 2011, 0.000%, 8/01/38 – AGM Insured (4)	8/31 at 100.00	AA	2,233,340
27,665	Total Tax Obligation/General			23,249,716
	Tax Obligation/Limited – 18.5%
1,000	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area, Series 2003, 5.625%, 10/01/33 – RAAI Insured	7/20 at 100.00	AA	1,003,310
2,000	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Various Correctional Facilities Series 2013F, 5.250%, 9/01/33	9/23 at 100.00	Aa3	2,268,220
3,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/40	6/25 at 100.00	Aa3	3,475,710
1,215	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Vermont Manchester Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured	7/20 at 100.00	Aa2	1,218,681
1,000	Los Angeles County Metropolitan Transportation Authority, California, Measure R Sales Tax Revenue Bonds, Senior Series 2016A, 5.000%, 6/01/38	6/26 at 100.00	AAA	1,207,510
3,000	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Sales Tax Revenue Bonds, Senior Lien Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	AAA	3,701,400
1,000	Norco Redevelopment Agency, California, Tax Allocation Bonds, Project Area 1, Series 2009, 7.000%, 3/01/34	7/20 at 100.00	A+	1,003,940
	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A:
350	5.250%, 9/01/30	9/23 at 100.00	N/R	383,250
320	5.750%, 9/01/39	9/23 at 100.00	N/R	348,746
60	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Subordinate Lien Series 2013B, 5.875%, 9/01/39	9/23 at 100.00	N/R	65,558
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
8	4.500%, 7/01/34	7/25 at 100.00	N/R	8,353
8	4.550%, 7/01/40	7/28 at 100.00	N/R	8,176
926	5.000%, 7/01/58	7/28 at 100.00	N/R	970,494
30	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B, 6.500%, 10/01/25	10/21 at 100.00	A	32,267
115	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A, 5.400%, 11/01/20 – NPFG Insured	No Opt. Call	AA-	116,896
20	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	22,082
60	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/39	8/24 at 100.00	N/R	63,555
40	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011, 7.000%, 10/01/26	4/21 at 100.00	N/R	41,591

NXC	Nuveen California Select Tax-Free Income Portfolio (continued)
Portfolio of Investments June 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,285	Stockton Public Financing Authority, California, Revenue Bonds, Arch Road East Community Facility District 99-02, Series 2018A, 5.000%, 9/01/28	9/25 at 103.00	N/R	$1,485,961
50	Transbay Joint Powers Authority, California, Tax Allocation Bonds, Senior Green Series 2020A, 5.000%, 10/01/45	4/30 at 100.00	A-	61,178
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A, 5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	1,082,010
16,487	Total Tax Obligation/Limited			18,568,888
	Transportation – 11.7%
60	California Municipal Finance Authority, Special Facility Revenue Bonds, United Airlines, Inc Los Angeles International Airport Project, Series 2019, 4.000%, 7/15/29 (AMT)	No Opt. Call	BB-	60,581
530	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2013C, 6.500%, 1/15/43	1/24 at 100.00	BBB+	601,778
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
1,000	5.000%, 1/15/42 – AGM Insured	1/24 at 100.00	AA	1,108,130
1,170	5.750%, 1/15/46	1/24 at 100.00	A-	1,301,017
800	Long Beach, California, Harbor Revenue Bonds, Series 2015D, 5.000%, 5/15/42	5/25 at 100.00	AA	926,192
1,525	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018A, 5.250%, 5/15/48 (AMT)	5/28 at 100.00	AA-	1,840,355
2,315	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2019F, 5.000%, 5/15/37 (AMT)	5/29 at 100.00	AA-	2,866,942
955	Port of Oakland, California, Revenue Bonds, Refunding Series 2012P, 5.000%, 5/01/31 (AMT)	5/22 at 100.00	A+	1,001,766
1,000	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2019B, 5.000%, 7/01/49 (AMT)	7/29 at 100.00	A+	1,198,060
750	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/44	1/25 at 100.00	BBB+	827,490
10,105	Total Transportation			11,732,311
	U.S. Guaranteed – 8.9% (5)
55	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2014A, 5.000%, 10/01/38 (Pre-refunded 10/01/24)	10/24 at 100.00	N/R	65,875
250	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	266,380
2,000	Escondido Joint Powers Financing Authority, California, Revenue Bonds, Water System Financing, Series 2012, 5.000%, 9/01/41 (Pre-refunded 3/01/22)	3/22 at 100.00	AA-	2,155,200
1,175	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A, 6.000%, 1/15/53 (Pre-refunded 1/15/24)	1/24 at 100.00	A-	1,408,096
675	Imperial Irrigation District, California, Electric System Revenue Bonds, Refunding Series 2011A, 5.500%, 11/01/41 (Pre-refunded 11/01/20)	11/20 at 100.00	A1	686,840
135	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 6.500%, 8/01/24 (Pre-refunded 8/01/21)	8/21 at 100.00	A	144,015

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$50	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40 (Pre-refunded 9/01/21)	9/21 at 100.00	A-	$53,732
1,100	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41 (Pre-refunded 11/01/20)	11/20 at 100.00	Ba1	1,120,471
160	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series 2011A, 5.750%, 9/01/30 (Pre-refunded 9/01/21)	9/21 at 100.00	A-	170,123
1,365	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds, Refunding Series 2012A, 5.000%, 4/01/42 (Pre-refunded 4/01/22)	4/22 at 100.00	AAA	1,477,217
25	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	A-	25,932
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds, Mission Bay South Redevelopment Project, Series 2011D:
25	7.000%, 8/01/33 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+	25,939
30	7.000%, 8/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+	31,127
360	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.500%, 9/01/39 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R	377,125
800	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series 2011, 6.500%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	BBB+	822,544
70	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds, Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R	74,978
8,275	Total U.S. Guaranteed			8,905,594
	Utilities – 7.1%
645	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.500%, 11/15/37	No Opt. Call	A+	916,610
3,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017C, 5.000%, 7/01/47	7/27 at 100.00	Aa2	3,683,820
2,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2018A, 5.000%, 7/01/38	1/28 at 100.00	Aa2	2,513,700
5,645	Total Utilities			7,114,130
	Water and Sewer – 13.7%
1,000	Bay Area Water Supply and Conservation Agency, California, Revenue Bonds, Capital Cost Recovery Prepayment Program, Series 2013A, 5.000%, 10/01/34	4/23 at 100.00	AA-	1,116,980
1,480	California Infrastructure and Economic Development Bank, Clean Water State Revolving Fund Revenue Bonds, Green Series 2017, 5.000%, 10/01/33	4/27 at 100.00	AAA	1,854,780
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
375	5.000%, 7/01/37 (AMT), 144A	7/22 at 100.00	BBB	389,212
1,160	5.000%, 11/21/45 (AMT), 144A	7/22 at 100.00	BBB	1,198,721
1,730	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Green Series 2017A, 4.000%, 6/01/45	6/27 at 100.00	AAA	1,979,172
2,000	Irvine Ranch Water District, California, Certificates of Participation, Irvine Ranch Water District Series 2016, 5.000%, 3/01/41	9/26 at 100.00	AAA	2,418,160

NXC	Nuveen California Select Tax-Free Income Portfolio (continued)
Portfolio of Investments June 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$1,970	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	AA+	$2,262,368
1,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2018B, 5.000%, 7/01/38	7/28 at 100.00	AA+	1,277,400
620	Los Angeles, California, Wastewater System Revenue Bonds, Green Subordinate Lien Series 2017A, 5.250%, 6/01/47	6/27 at 100.00	AA	760,752
90	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/44	7/20 at 100.00	CC	91,575
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
50	5.500%, 7/01/28	7/22 at 100.00	CC	53,000
175	5.750%, 7/01/37	7/22 at 100.00	CC	181,563
145	6.000%, 7/01/47	7/22 at 100.00	CC	150,800
11,795	Total Water and Sewer			13,734,483
$94,541	Total Long-Term Investments (cost $87,382,593)			99,347,753
	Other Assets Less Liabilities – 0.8%			837,029
	Net Assets Applicable to Common Shares – 100%			$100,184,782
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$99,347,753	$ —	$99,347,753

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax